UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21896

                  OLD MUTUAL 2100 ABSOLUTE RETURN FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

OLD MUTUAL 2100 ABSOLUTE RETURN FUND, L.L.C.

QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2006

Old Mutual 2100 Absolute Return Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual 2100 Absolute Return Master Fund, L.L.C. (the "Master Fund"). The percentage of the Master Fund's equity owned by the Fund at December 31, 2006 was 90.7%. The Fund has included the Master Fund's schedule of investments as of December 31, 2006, below.



                                                                                      % OF
                                                         COST            VALUE     NET ASSETS
                                                     -----------     -----------   ----------
PORTFOLIO FUNDS*
CAPITAL STRUCTURE ARBITRAGE
    BAM Opportunity Fund, L.P.                       $   339,000     $   341,456         3.14%
    Linden Investors, L.P.                               479,000         486,978         4.49
    Tenor Opportunity Fund, L.P.                         468,000         444,380         4.09
                                                     -----------     -----------   ----------
    Total Capital Structure Arbitrage                  1,286,000       1,272,814        11.72
COMMODITY TRADING ADVISOR
    Eagle Yield, LLC                                     249,000         251,412         2.32
    Tudor Tensor Fund, L.P.                            1,000,000       1,021,898         9.41
                                                     -----------     -----------   ----------
    Total Commodity Trading Advisor                    1,249,000       1,273,310        11.73
EQUITY LONG BIAS
    JANA Partners Qualified, L.P.                        448,000         467,468         4.31
    Quadrangle Equity Investors, L.P.                    415,000         418,090         3.85
    Renaissance Institutional Equities Fund, LLC         800,000         819,630         7.55
                                                     -----------     -----------   ----------
    Total Equity Long Bias                             1,663,000       1,705,188        15.71
EQUITY MARKET NEUTRAL
    ACI U.S. Market Neutral Fund, L.P.                   269,000         271,306         2.50
    The Black Mesa Fund                                  415,000         426,130         3.92
    Two Sigma Spectrum U.S. Fund, L.P.                 1,000,000       1,028,181         9.47
                                                     -----------     -----------   ----------
      Total Equity Market Neutral                      1,684,000       1,725,617        15.89
EQUITY VARIABLE BIAS
    7x7 Institutional Partners, L.P.                     458,000         465,738         4.29
    Cedar Hill Capital Partners Onshore, L.P.            449,000         455,698         4.20
    ENSO Global Equities Partnership, L.P.               468,000         486,411         4.48
    Rosen Real Estate Securities Value
      Fund II, L.P.                                      415,000         419,289         3.86
                                                     -----------     -----------   ----------
      Total Equity Variable Bias                       1,790,000       1,827,136        16.83
EVENT DRIVEN
    Claren Road Credit Partners, L.P.                    458,000         465,163         4.28
    Goldentree Partners, L.P.                            458,000         473,945         4.37
    Greywolf Capital Partners II, L.P.                   458,000         468,517         4.32
    Jeffries Buckeye Fund, LLC                           415,000         418,320         3.85
                                                     -----------     -----------   ----------
    Total Event Driven                                 1,789,000       1,825,945        16.82
RELATIVE VALUE
    Ellington Mortgage Partners, L.P.                  1,000,000       1,014,694         9.34
                                                     -----------     -----------   ----------
    Total Relative Value                               1,000,000       1,014,694         9.34
                                                     -----------     -----------   ----------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                 $10,461,000     $10,644,704        98.04%
                                                     ===========     ===========   ==========


*    All investments are non-income producing and domiciled in the United
     States.

Percentages above are based on net assets of $10,857,014. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $10,461,000. Net unrealized appreciation on investments for tax purposes was $183,704 consisting of $207,324 of gross unrealized appreciation and $23,620 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.04% of net assets, have been fair valued in accordance with procedures established by the Board of Managers.

VALUATION

            The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles set forth in the Fund's prospectus or as may be determined from time to time pursuant to policies established by the Board of Managers. The net asset value of the Fund will be based on the net asset value of its interest in the Master Fund. The net asset value of the Master Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Master Fund's interest in a Portfolio Fund represents the amount that the Master Fund could reasonably expect to receive from the Portfolio Fund if the Master Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.

      The Fund's and the Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund and the Master Fund value their respective assets. The Adviser or, in certain cases, the Master Fund's Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Following procedures adopted by the Master Fund Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Master Fund Board.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Old Mutual 2100 Absolute Return Fund, L.L.C.


By (Signature and Title)*         /s/ William J. Landes
                                  --------------------------------------------
                                  William J. Landes, President & CEO
Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William J. Landes
                                  --------------------------------------------
                                  William J. Landes, President & CEO
Date March 1, 2007

By (Signature and Title)*         /s/ Ross Weissman
                                  --------------------------------------------
                                  Ross Weissman, Treasurer and CFO

Date March 1, 2007


* Print the name and title of each signing officer under his or her signature.